Average Annual Total Returns (Vanguard Health Care Index Fund ETF)	Vanguard Health Care Index Fund Vanguard Health Care Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Health Care Index Fund Vanguard Health Care Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Health Care Index Fund Vanguard Health Care Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Health Care Index Fund Vanguard Health Care Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Health Care Vanguard Health Care Index Fund Vanguard Health Care Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Health Care 25 50 Vanguard Health Care Index Fund Vanguard Health Care Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Health Care 25 50 Vanguard Health Care Index Fund Vanguard Health Care Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.67%	42.29%	24.46%	42.66%	42.84%	42.84%	42.84%
Five Years	19.37%	19.04%	15.83%	19.36%	19.56%	none	19.56%
Since Inception	8.75%	8.51%	7.17%	8.75%	8.95%		8.95%